Significant Events and Transactions in the Period	6 Months Ended
Jun. 30, 2021
Significant Events And Transactions In The Period [Abstract]
SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD

NOTE 3 – SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD:

General:

1.	On March 18, 2021, the Company’s shareholders approved a reverse stock split at a ratio of 12.5:1, such that the authorized share capital of the Company following such consolidation was NIS 310,000,000 divided into 24,800,000 Ordinary Shares. On June 1, 2021, the Company’s shareholders approved an additional reverse split at a ratio of one-for-2.94, pursuant to which holders of the Company’s Ordinary Shares received one Ordinary Share for every 2.94 Ordinary Shares held.

2.	On June 1, 2021 the Company’s shareholders approved an amendment to the structure of the Company’s share capital (both authorized and issued) by cancelling the par value of the Company’s shares such that each Ordinary Share with par value of NIS 0.125 will become one Ordinary Share with no par value.

3.	On June 1 ,2021 the Company’s shareholders approved an increase in the authorized share capital of the company to 15,000,000 Ordinary Shares of no-par value.

Following the share splits and the cancellation of the par value, all Ordinary Shares, options, financial liabilities at fair value, warrants, exercise prices and per share data have been adjusted retroactively for all periods presented in these financial statements.